Inventories	9 Months Ended
Jun. 30, 2026
Inventories
Inventories

5. Inventories

a. Total inventories on hand as at June 30, 2026 and September 30, 2025 are as follows:

	June 30, 2026	September 30, 2025
Raw materials	$15,728	11,348
Semi-finished	1,085	-
Finished goods	1,456	1,103
	$18,269	12,451

b. During the period ended June 30, 2026, the provision for slow moving and obsolete inventories amounted to $214 (September 30, 2025: $218), which was also included in direct manufacturing costs.

c. During the three and nine month periods ended June 30, 2026, materials amounted to $11,240 and $32,767 (three and nine month periods ended June 30, 2025: $11,703 and $22,268) was expensed through direct manufacturing costs.